Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 120,600	$ 31,945,598
Valuation allowance		$ 2,413,638
Operating loss carry forward expiration year	expires on December 31, 2037